Loans (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Troubled Debt Restructuring Loans [Member]
Number of contracts	2
Balance recorded before restructuring	$ 890
Balance recorded after restructuring	919
Troubled Debt Restructuring Loans [Member] | Private Corporation [Member]
Number of contracts	0
Balance recorded before restructuring	0
Balance recorded after restructuring	0
Troubled Debt Restructuring Loans [Member] | State Owned Corporation [Member]
Number of contracts	0
Balance recorded before restructuring	0
Balance recorded after restructuring	0
Troubled Debt Restructuring Loans [Member] | Private Banking and Financial Institutions [Member]
Number of contracts	0
Balance recorded before restructuring	0
Balance recorded after restructuring	0
Troubled Debt Restructuring Loans [Member] | State Owned Bankingandfinancial Institutions [Member]
Number of contracts	0
Balance recorded before restructuring	0
Balance recorded after restructuring	0
Troubled Debt Restructuring Loans [Member] | Private Middle Market Companies [Member]
Number of contracts	2
Balance recorded before restructuring	890
Balance recorded after restructuring	919
Troubled Debt Restructuring Loans [Member] | Sovereign [Member]
Number of contracts	0
Balance recorded before restructuring	0
Balance recorded after restructuring	0
Past Due Trouble Debt Restructuring Loans [Member]
Number of contracts	2
Balance recorded	909
Past Due Trouble Debt Restructuring Loans [Member] | Private Corporation [Member]
Number of contracts	0
Balance recorded	0
Past Due Trouble Debt Restructuring Loans [Member] | State Owned Corporation [Member]
Number of contracts	0
Balance recorded	0
Past Due Trouble Debt Restructuring Loans [Member] | Private Banking and Financial Institutions [Member]
Number of contracts	0
Balance recorded	0
Past Due Trouble Debt Restructuring Loans [Member] | State Owned Bankingandfinancial Institutions [Member]
Number of contracts	0
Balance recorded	0
Past Due Trouble Debt Restructuring Loans [Member] | Private Middle Market Companies [Member]
Number of contracts	2
Balance recorded	909
Past Due Trouble Debt Restructuring Loans [Member] | Sovereign [Member]
Number of contracts	0
Balance recorded	$ 0